Bank balance (Tables)	12 Months Ended
Mar. 31, 2019
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Details of Balance With Banks

Details of balance with banks as at March 31, 2019 are as follows:

	In Current Account		In Deposit Account		Total
Citi Bank	₹	24,507	₹	14,737	₹	39,244
HDFC Bank		1,309		25,152		26,461
Axis Bank		1		21,551		21,552
Kotak Mahindra Bank		28		17,221		17,249
HSBC		9,776		4,112		13,888
Saudi British Bank		845		7,006		7,851
ANZ Bank		432		6,843		7,275
ICICI Bank		28		5,555		5,583
State Bank of India		156		5,110		5,266
BNP Paribas		147		3,630		3,777
IndusInd Bank		—		2,800		2,800
Canara Bank		—		2,500		2,500
Wells Fargo Bank		2,472		—		2,472
Standard Chartered Bank		374		—		374
Indian Overseas Bank		1		342		343
Bank of Montreal		270		—		270
MUFG Bank		180		—		180
UniCredit Bank		169		—		169
RABO Bank		102		—		102
Others		1,169		4		1,173

Total	₹	41,966	₹	116,563	₹	158,529